Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2018
Payables And Accruals [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
10.	ACCRUED EXPENSES AND OTHER LIABILITIES

	As of December 31,
	2017	2018
	RMB	RMB
Freight payable	9,799	50,680
Other tax payable	15,359	42,076
Accrued payroll and welfare	16,304	39,700
Product warranty	13,909	12,744
Marketing and promotion expenses	1,000	10,710
Professional fee payables	—	10,340
Installation fee payables	—	8,133
Deferred revenue	146	1,276
Deposits received related to unvested shares	496	—
Other current liabilities	4,871	25,789
Total	61,884	201,448
Less: non-current portion	(460)	(518)
Accrued expenses and other liabilities-current portion	61,424	200,930

Product warranty activities were as follows:

Product Warranty
RMB
Balance at December 31, 2016	2,483
Provided during the year	17,806
Utilized during the year	(6,380)
Balance at December 31, 2017	13,909
Provided during the year	19,775
Utilized during the year	(20,940)
Balance at December 31, 2018	12,744